Initial Public Offering (Details) - Helix Acquisition Corp.[Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Public shares	11,500,000	11,500,000
Share purchase price (in Dollars per share)	$ 10	$ 10
Gross proceeds (in Dollars)	$ 115,000,000	$ 115,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Public shares	1,500,000	1,500,000